April 12, 1999

Dear Shareholder:

The Diversified Growth Fund Institutional and Class A Shares (Formerly Capital Appreciation Fund) provided total return of 10.58% and 10.70% respectively, with distributions reinvested for the six months ending March 31, 1999.

As of March 31, 1999, computers & technology and electronics were your Fund's two largest sectors, representing 16.7% and 9.8% of net assets respectively. Since September 1998, the Fund's small-cap and mid-cap selections did not perform as well as expected or as well as stocks of large companies. Health care stocks underperformed the overall stock market, while technology shares remained volatile. Despite this disappointment, the Fund performed significantly better than one of its key benchmarks, the Russell 2000 Index, for the 12 months ending March 31, 1999.

Approximately two-thirds of Diversified Growth Fund's net assets were allocated to small and mid-cap stocks as of mid-year. The balance of the Fund was invested in the stocks of large U.S. companies. As of March 31, 1999, the Fund had $2.47 million in net assets.

Diversified Growth Fund was established as Capital Appreciation Fund on December 2, 1996, and will remain in limited distribution for the balance of fiscal year 1999. As of April 16, 1999, however, the Fund has changed its investment strategy. It will now focus on stocks of large cap growth companies, rather than on a blend of small cap growth and large cap value companies. The name of the Fund was also changed from the Capital Appreciation Fund to the Delaware Diversified Growth Fund.

The Fund's new investment policy is as follows:

The Delaware Diversified Growth Fund seeks to achieve its objective by investing, under normal market conditions, primarily in equity securities of large-sized companies that the portfolio manager believes exhibit growth potential that significantly exceeds the average anticipated growth rate of companies included in the Standard & Poor's 500(R) Composite Stock Price Index. The Fund will generally consider large-sized companies to include those in the Russell 1000 Growth Index.

The Fund management team is now headed by J. Paul Dokas who is assisted by Robert Ginsberg. Their biographies are listed below.

J. Paul Dokas, CFA
Vice President, Portfolio Manager and Senior Research Analyst
Mr. Dokas is responsible for producing quantitative research used to develop new global investment services, refine existing services and make asset-allocation decisions. He joined Delaware in 1997. He previously was Director of Trust Investment Management at Bell Atlantic Corporation. He earned a Bachelor's Degree from Loyola College in Baltimore and an MBA degree at the University of Maryland. He is a CFA Charterholder.

Robert E. Ginsberg
Assistant Vice President, Quantitative Analyst
Mr. Ginsberg graduated magna cum laude from the Wharton School of Business at the University of Pennsylvania with a degree in Economics and a concentration in Finance. Prior to joining Delaware in September of 1997, he was a Consultant at Andersen Consulting working primarily with financial services companies. At Delaware, Mr. Ginsberg handles diverse analytical responsibilities involving large capitalization stocks.

According to Mr. Dokas and Mr. Ginsberg, their fund will be broadly diversified, holding approximately 100-150 stocks. They will use both quantitative models and fundamental judgement to strive to pick promising growth stocks. Stylistically, the Fund will fall in the upper right hand corner of the Morningstar U.S. equity style box, large capitalization growth mutual funds.

DIVERSIFIED GROWTH FUND
AVERAGE ANNUAL TOTAL RETURN

                                             SIX MONTHS ENDED       12 MONTHS ENDED       SINCE INCEPTION
                                              MARCH 31, 1999         MARCH 31, 1999      12/02/96 - 3/31/99
Institutional Class Shares
(Excluding Sales Charge)                         +10.58%                 -3.11%               +23.17%
A Class Shares
(Excluding Sales Charge)                         +10.70%                 -3.01%               +23.29%
A Class Shares
(Including Sales Charge)                          +4.31%                 -8.62%               +16.19%
Russell 2000 Index                               +10.00%                -16.26%                +5.49%
S&P 500 Index                                    +27.32%                +18.49%               +29.81%

All performance shown above is at net asset value and assumes reinvestment of distributions. Past performance does not guarantee future results. No sales charge or 12b-1 fees were imposed on A Class shares for the periods shown and no B or C Class shares were offered. A fee waiver was in effect during this period. Performance would have been lower without the fee waiver. Return and share value fluctuate--shares, when redeemed, may be worth more or less than their original cost.

Thank you for your continued commitment to Delaware Investments and the Delaware Diversified Growth Fund.

Sincerely,



/s/ Wayne A. Stork
-------------------------------------------
Wayne A. Stork
Director of the Fund
Chairman, Delaware Management Holdings, Inc.




/s/ David K. Downes
----------------------------------------------------
David K. Downes
Executive Vice President and Chief Operating Officer
Delaware Investments Family of Funds

  DELAWARE GROUP EQUITY FUNDS IV, INC. -
  CAPITAL APPRECIATION FUND
  STATEMENT OF NET ASSETS
  MARCH 31, 1999
  (UNAUDITED)
                                                       NUMBER          MARKET
                                                     OF SHARES         VALUE
  COMMON STOCK - 65.50%
  Aerospace & Defense - 3.95%
  Lockheed Martin                                       600          $ 22,613
* Micrel                                              1,500            75,047
                                                              ------------------
                                                                       97,660
                                                              ------------------
  AUTOMOBILE & AUTO PARTS - 2.29%
  FORD MOTOR                                          1,000            56,750
                                                              ------------------
                                                                       56,750
                                                              ------------------
  BANKING, FINANCE & INSURANCE - 8.19%
  Aon                                                   700            44,275
  BankAmerica                                           678            47,884
  Fannie Mae                                            600            41,550
  First American                                      1,000            36,875
  First Union                                           600            32,063
                                                              ------------------
                                                                      202,647
                                                              ------------------
  CABLE, MEDIA & PUBLISHING - 5.35%
* Chancellor Media                                    1,000            47,094
  McGraw-Hill                                         1,000            54,500
* Snyder Communications                               1,100            30,663
                                                              ------------------
                                                                      132,257
                                                              ------------------
  COMPUTERS & TECHNOLOGY - 16.73%
* Aspect Development                                  1,100            25,506
* Cisco Systems                                         500            54,797
* Citrix Systems                                      1,600            60,900
  Hewlett-Packard                                       800            54,250
  Microsoft                                             600            53,756
  Oracle                                              1,350            35,648
  Seagate Technology                                  1,500            44,344
* VERITAS Software                                    1,050            84,655
                                                              ------------------
                                                                      413,856
                                                              ------------------
  CONSUMER PRODUCTS - 2.43%
* Gemstar International                                 800            60,100
                                                              ------------------
                                                                       60,100
                                                              ------------------
  ELECTRONICS & ELECTRICAL - 9.82%
* American Tower                                      2,400            58,800
* Analog Devices                                      1,000            29,750
  Intel                                                 400            47,550
  Pitney Bowes                                          900            57,375
  Texas Instruments                                     500            49,625
                                                              ------------------
                                                                      243,100
                                                              ------------------
  ENERGY - 2.87%
  USX-Marathon Group                                  1,000            27,500
  Williams                                            1,100            43,450
                                                              ------------------
                                                                       70,950
                                                              ------------------
  FOOD, BEVERAGE & TOBACCO - 2.95%
  Fortune Brands                                      1,000            38,688
  Philip Morris                                         975            34,308
                                                              ------------------
                                                                       72,996
                                                              ------------------
  HEALTHCARE & PHARMACEUTICALS - 4.24%
  American Home Products                              1,000            65,250
  Baxter International                                  600            39,600
                                                              ------------------
                                                                      104,850
                                                              ------------------

  Top ten holdings, representing 25.39% of net assets are in boldface.

  LEISURE, LODGING & ENTERTAINMENT - 1.42%
* Papa John's International                             800            35,200
                                                              ------------------
                                                                       35,200
                                                              ------------------
  TELECOMMUNICATIONS - 5.26%
  A T & T                                               500            39,905
  GTE                                                   600            36,300
  Lucent Technologies                                   500            53,875
                                                              ------------------
                                                                      130,080
                                                              ------------------
  Total Common Stock (cost $1,411,556)                              1,620,446
                                                              ------------------

DELAWARE GROUP EQUITY FUNDS IV, INC. -
CAPITAL APPRECIATION FUND
STATEMENT OF NET ASSETS
MARCH 31, 1999
(UNAUDITED)

                                                                                                PRINCIPAL
                                                                                                  AMOUNT
REPURCHASE AGREEMENTS - 34.72%
With J.P. Morgan 4.80% 4/1/99
       (dated 3/31/99, collateralized by $119,000 U.S.
       Treasury Notes 4.50% due 1/31/01, market value
       $121,848 and $178,000 U.S. Treasury Notes 7.75% due 2/15/01,
       market value $181,812)                                                                     297,000           297,000
With PaineWebber 4.80% 4/1/99
       (dated 3/31/99, collateralized by $296,000 U.S. Treasury Notes
       4.625% due 11/30/00, market value $298,904)                                                293,000           293,000
With Prudential Securities 4.77% 4/1/99
       (dated 3/31/99, collateralized by $19,000 U.S. Treasury Notes
       6.125% due 12/31/01, market value $19,448 and $244,000 U.S.
       Treasury Notes 6.25% due 2/15/03, market value $254,671)                                   269,000           269,000
                                                                                                              -------------
Total Repurchase Agreements (cost $859,000)                                                                         859,000
                                                                                                              -------------

TOTAL MARKET VALUE OF SECURITIES - 100.22%
       (cost $2,270,555)                                                                                         $2,479,446
LIABILITIES NET OF RECEIVABLES AND
       OTHER ASSETS - (0.22%)                                                                                        (5,565)
                                                                                                             --------------
NET ASSETS APPLICABLE TO 250,815 SHARES
       ($0.01 Par Value) OUTSTANDING - 100.00%                                                                   $2,473,881
                                                                                                              =============

NET ASSET VALUE - CAPITAL APPRECIATION FUND A CLASS
       ($9,664 / 979 shares)                                                                                          $9.87
                                                                                                              =============
NET ASSET VALUE - CAPITAL APPRECIATION FUND INSTITUTIONAL CLASS
       ($2,464,217 / 249,836 shares)                                                                                  $9.86
                                                                                                              =============
_____________________________
* Non-income producing security for the period ended March 31, 1999.

COMPONENTS OF NET ASSETS AT MARCH 31, 1999:
Common stock, $0.01 par value, 200,000,000 shares authorized to the Fund with 100,000,000 shares allocated to Capital
       Appreciation Fund A Class, 25,000,000 shares allocated to
       Capital Appreciation Fund B Class, 25,000,000 shares allocated to Capital Appreciation Fund C Class and 50,000,000 shares
       allocated to Capital Appreciation Fund Institutional Class                                                $2,146,660
Undistributed net investment income                                                                                   9,065
Accumulated net realized gain on investments                                                                        109,265
Net unrealized appreciation of investments                                                                          208,891
                                                                                                            ---------------
Total net assets                                                                                                 $2,473,881
                                                                                                            ===============

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  CAPITAL APPRECIATION FUND
  Net asset value A Class (A)                                                                                         $9.87
  Sales Charge (5.75% of offering price or 6.08% of the amount invested
         per share) (B)                                                                                                0.60
                                                                                                            ---------------
Offering price                                                                                                       $10.47
                                                                                                            ===============

_______________________________
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See How to Buy Shares in the current Prospectus for purchases of $50,000 or more. See Notes to Financial Statements for change in front-end sales charge effective November 2, 1998.


                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS IV, INC. -
CAPITAL APPRECIATION FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 1999 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                                                             $13,179
Dividends                                                                                              8,816       $21,995
                                                                                               --------------


EXPENSES:
Management fees                                                                                        8,994
Registration fees                                                                                      2,280
Professional fees                                                                                        994
Accounting and administration                                                                            658
Dividend disbursing and transfer agent fees and expenses                                                 290
Reports and statements to shareholders                                                                    43
Other                                                                                                     40        13,299
                                                                                               --------------

Less expenses absorbed or waived                                                                                    (4,343)
                                                                                                             --------------
Total expenses                                                                                                       8,956
                                                                                                             --------------

NET INVESTMENT INCOME                                                                                               13,039
                                                                                                             --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
Net realized gain on investments                                                                                   146,081
Net change in unrealized appreciation/depreciation of investments                                                   79,842
                                                                                                             --------------
NET REALIZED AND UNREALIZED GAIN
       ON INVESTMENTS                                                                                              225,923
                                                                                                             --------------
NET INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS                                                                                            $238,962
                                                                                                             ==============


                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS IV, INC. -
CAPITAL APPRECIATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            SIX MONTHS
                                                                                               ENDED
                                                                                              3/31/99        YEAR ENDED
                                                                                           (UNAUDITED)        9/30/98
                                                                                -----------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                                                         $13,039          $20,074
Net realized gain on investments                                                              146,081           44,489
Net change in unrealized appreciation/depreciation of investments                              79,842         (231,381)
                                                                                ---------------------------------------
Net increase (decrease) in net assets resulting from operations                               238,962         (166,818)
                                                                                ---------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
       A Class                                                                                   (107)             (64)
       Institutional Class                                                                    (19,823)         (17,899)
Net realized gain on investments:
       A Class                                                                                      -             (354)
       Institutional Class                                                                          -          (99,154)
                                                                                ---------------------------------------
                                                                                              (19,930)        (117,471)
                                                                                ---------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
       A Class                                                                                      -            5,336
       Institutional Class                                                                          -          151,001
Net asset value of shares issued upon reinvestment
   of dividends from net investment income and net
   realized gain on investments:
       A Class                                                                                    107              418
       Institutional Class                                                                     19,823          117,053
                                                                                ---------------------------------------
                                                                                               19,930          273,808
                                                                                ---------------------------------------
Cost of shares repurchased:
       A Class                                                                                 (3,643)          (1,222)
       Institutional Class                                                                          -         (151,003)
                                                                                ---------------------------------------
                                                                                               (3,643)        (152,225)
                                                                                ---------------------------------------
Increase in net assets derived from capital
       share transactions                                                                      16,287          121,583
                                                                                ---------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                         235,319         (162,706)

NET ASSETS:
Beginning of period                                                                         2,238,562        2,401,268
                                                                                ---------------------------------------
End of period                                                                              $2,473,881       $2,238,562
                                                                                =======================================


                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS IV, INC. -
CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
Selected data for each share of the Fund outstanding throughout the period were as follows:

                                                                                                A CLASS
                                                                        ------------------------------------------------------------
                                                                           SIX MONTHS                                PERIOD
                                                                             ENDED                                  12/2/96 (2)
                                                                         3/31/1999 (1)         YEAR ENDED              TO
                                                                          (UNAUDITED)           9/30/98              9/30/97
                                                                        ------------------------------------------------------------

Net asset value, beginning of period                                          $8.990             $10.160             $8.500

Income from investment operations:
   Net investment income                                                       0.052 (3)           0.082 (3)          0.067
   Net realized and unrealized gain (loss) on investments                      0.908              (0.755)             1.601
                                                                        ------------------------------------------------------------
   Total from investment operations                                            0.960              (0.673)             1.668
                                                                        ------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income                                       (0.080)             (0.076)            (0.008)
   Distributions from net realized gain on investments                            --              (0.421)                --
                                                                        ------------------------------------------------------------
   Total dividends and distributions                                          (0.080)             (0.497)            (0.008)
                                                                        ------------------------------------------------------------
Net asset value, end of period                                                $9.870              $8.990            $10.160
                                                                        ============================================================

Total return (4)                                                               10.70%              (6.91%)            19.64%

Ratios and supplemental data:
    Net assets, end of period (000 omitted)                                      $10                 $12                 $8
    Ratio of expenses to average net assets                                     0.75%               0.75%              0.75%
    Ratio of expenses to average net assets prior to
        expense limitation                                                      1.41%               2.28%              1.70%
    Ratio of net investment income to average net assets                        1.09%               0.83%              0.91%
    Ratio of net investment income (loss) to average net assets
        prior to expense limitation                                             0.43%              (0.70%)            (0.03%)
    Portfolio turnover                                                            60%                163%                84%

                               [RESTUBBED TABLE]

                                                                                           INSTITUTIONAL CLASS
                                                                     ---------------------------------------------------------------
                                                                             SIX MONTHS                           PERIOD
                                                                                ENDED                            12/2/96 (2)
                                                                            3/31/1999 (1)      YEAR ENDED           TO
                                                                              (UNAUDITED)        9/30/98          9/30/97
                                                                     ---------------------------------------------------------------

Net asset value, beginning of period                                            $8.990          $10.160           $8.500

Income from investment operations:
   Net investment income                                                         0.052 (3)        0.082 (3)        0.067
   Net realized and unrealized gain (loss) on investments                        0.898           (0.755)           1.601
                                                                     ---------------------------------------------------------------
   Total from investment operations                                              0.950           (0.673)           1.668
                                                                     ---------------------------------------------------------------


Less dividends and distributions:
   Dividends from net investment income                                          (0.080)          (0.076)         (0.008)
   Distributions from net realized gain on investments                               --           (0.421)             --
                                                                      --------------------------------------------------------------
   Total dividends and distributions                                             (0.080)          (0.497)         (0.008)
                                                                      --------------------------------------------------------------
Net asset value, end of period                                                   $9.860           $8.990         $10.160
                                                                      ==============================================================



Total return (4)                                                                  10.58%           (6.91%)         19.64%

Ratios and supplemental data:
    Net assets, end of period (000 omitted)                                      $2,464           $2,227          $2,393
    Ratio of expenses to average net assets                                        0.75%            0.75%           0.75%
    Ratio of expenses to average net assets prior to
        expense limitation                                                         1.11%            1.98%           1.40%
    Ratio of net investment income to average net assets                           1.09%            0.83%           0.91%
    Ratio of net investment income (loss) to average net assets
        prior to expense limitation                                                0.73%           (0.40%)          0.27%
    Portfolio turnover                                                               60%             163%             84%

--------------------------------------------------------------------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of initial public offering; ratios have been annualized and total return has not been annualized.
(3) Computed based on the average shares outstanding method.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS IV, INC. -
CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1999 (UNAUDITED)

Delaware Group Equity Funds IV, Inc. - Capital Appreciation Fund (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers four classes of shares. The Capital Appreciation Fund A Class carries a front-end sales charge, which was raised from 4.75% to 5.75% effective November 2, 1998. The Capital Appreciation Fund B Class carries a back-end sales charge. The Capital Appreciation Fund C Class carries a level load deferred sales charge and Capital Appreciation Fund Institutional Class has no sales charge. As of March 31, 1999, only the Capital Appreciation Fund A Class and the Capital Appreciation Fund Institutional Class have commenced operations. The Fund's objective is to seek capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund.

SECURITY VALUATION- Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value.

FEDERAL INCOME TAXES- The Fund intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

CLASS ACCOUNTING- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and capital gains, if any, annually.

Certain expenses of the Fund are paid through "soft dollar" arrangements with brokers. The amount of these expenses is less than 0.01% of the Fund's average daily net assets.

2. INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware Management Company (DMC), the Investment Manager of the Fund, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of the average daily net assets of the Fund less the fees paid to the unaffiliated directors, 0.725% on the next $500 million and 0.70% on the average daily net assets in excess of $1 billion. Effective April 1, 1999, the annual fee is calculated daily at the rate of 0.75% on the first $500 million of the average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess of $2.5 billion.

DMC has elected to waive the portion, if any, of the management fee and reimburse the Fund to the extent that annual operating expenses exclusive of distribution expenses exceed 0.75% of average daily net assets of the Fund through May 31, 1999.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to the Distribution Agreement, the Fund pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the B and C Class. No distribution expenses are paid by the Institutional Class. DDLP has elected voluntarily to waive such fees through May 31, 1999.

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.


3. INVESTMENTS

During the period ended March 31, 1999, the Fund made purchases of $560,205 and sales of $1,042,169 of investment securities other than U.S. government securities and temporary cash investments.

At March 31, 1999, the aggregate cost of securities for federal income tax purposes was $2,281,615.

At March 31, 1999, net unrealized appreciation for federal income tax purposes aggregated $197,831 of which $281,046 related to unrealized appreciation of securities and $83,215 related to unrealized depreciation of securities.

4. CAPITAL STOCK

Transactions in capital stock shares were as follows:

                                                                Six
                                                               Months              Year
                                                               Ended               Ended
                                                              3/31/99             9/30/98
                                                              -------             -------
 Shares sold:
        A Class.........................................           --                 619
        Institutional Class.............................           --              14,862

 Shares issued upon reinvestment of dividends
 from net investment income and net
 realized gain on investments:
       A Class..........................................           11                  44
       Institutional Class..............................        2,046              12,270
                                                                -----             -------
                                                                2,057              27,795
 Shares repurchased:
       A Class..........................................         (369)               (125)
       Institutional Class..............................           --             (14,862)
                                                                -----             -------
                                                                 (369)            (14,987)
                                                                -----             -------
 Net increase (decrease)................................        1,688             (12,808)
                                                                =====             ========


5. LINE OF CREDIT

The Fund has a committed line of credit for $100,000. No amount was outstanding at March 31, 1999, or at any time during the fiscal year.

6. SUBSEQUENT EVENT

Effective April 16, 1999, the Fund changed its name to the Delaware Diversified Growth Fund. The Fund will now primarily invest in stocks of large cap growth companies rather than on a blend of small cap growth and large cap value companies. The Fund also changed the annual management fee paid to DMC to be calculated daily at 0.65% on the first $500 million of average daily net assets, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on the average daily net assets in excess of $2.5 billion.

Proxy Results
(Unaudited)

For the six months ended March 31, 1999, The Delaware Group Equity Funds IV, Inc. shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Equity Funds IV, Inc. Board of Directors.

                                    Shares                Shares Voted
                                    Voted                 Withheld
                                    For                   Authority
                                    ----------            ------------
   Jeffrey J. Nick                  20,856,540            2,141,202
   Walter P. Babich                 20,854,410            2,143,332
   John H. Durham                   20,880,067            2,117,675
   Anthony D. Knerr                 20,874,875            2,122,867
   Ann R. Leven                     20,884,847            2,112,895
   Thomas F. Madison                20,881,316            2,116,426
   Charles E. Peck                  20,877,043            2,120,699
   Wayne A. Stork                   20,890,992            2,106,750
   Jan L. Yeomans                   20,884,595            2,113,147


2. To approve standardized fundamental investment restrictions for the Capital Appreciation Fund (proposal involves separate votes on seven sub-proposals 2A-2G).

2A. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.

               For               Against               Abstain
         -----------------   -----------------     -----------------
             248,229                -                     -

2B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.

               For               Against               Abstain
         -----------------   -----------------     -----------------
             248,229                -                     -

2C. To adopt a new fundamental investment restriction concerning underwriting.

               For               Against               Abstain
         -----------------   -----------------     -----------------
             248,229                -                     -

2D. To adopt a new fundamental investment restriction concerning investments in real estate.

               For               Against               Abstain
         -----------------   -----------------     -----------------
             248,229                -                     -

2E. To adopt a new fundamental investment restriction concerning investments in commodities.

               For               Against               Abstain
         -----------------   -----------------     -----------------
             248,229                -                     -

2F. To adopt a new fundamental investment restriction concerning lending by the Fund.

               For               Against               Abstain
         -----------------   -----------------     -----------------
             248,229                -                     -

2G. To reclassify all current fundamental investment restrictions as non-fundamental.

               For               Against               Abstain
         -----------------   -----------------     -----------------
             248,229                -                     -

3. To approve a new investment management agreement with Delaware Management Company for the Capital Appreciation Fund.

               For               Against               Abstain
         -----------------   -----------------     -----------------
             248,229                -                     -

4. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Equity Funds IV, Inc.

               For               Against               Abstain
         -----------------   -----------------     -----------------
            19,095,521           266,738               3,635,482

5. To approve the restructuring of the Delaware Group Equity Funds IV, Inc. from a Maryland Corporation into a Delaware Business Trust.

               For               Against               Abstain
         -----------------   -----------------     -----------------
            18,106,571           600,598               1,481,951